INFORMATION BY BUSINESS SEGMENT - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Segment
Financial effect of Itaipu			R$ 294,934
Other operating income	R$ 136,540	R$ 651,280	186,924
Reportable Segments
Operating Segment
Power supply for distribution companies	18,811,949	17,030,455	14,104,623
Power supply for end consumers	2,941,312	3,853,830	3,925,510
CCEE	3,278,465	1,680,285	1,159,158
O&M revenue	10,789,254	11,387,237	11,055,951
Construction revenue	4,161,735	2,960,792	1,501,631
Financial effect of Itaipu			287,610
Contract revenue	7,405,486	7,136,080	7,901,256
Other operating income	337,166	426,427	1,101,817
Deductions Operating revenues	(7,543,815)	(7,316,198)	(6,963,323)
Total net operating income	40,181,552	37,158,908	34,074,233
Administration
Operating Segment
CCEE			17,708
Financial effect of Itaipu			287,610
Other operating income	30,292	115,371	222,037
Deductions Operating revenues	(341)	(5,101)	(147,367)
Total net operating income	29,951	110,270	379,988
Generation
Operating Segment
Power supply for distribution companies	18,811,949	17,030,455	14,104,623
Power supply for end consumers	2,941,312	3,853,830	3,925,510
CCEE	3,278,465	1,680,285	1,141,450
O&M revenue	3,063,896	4,052,072	4,676,630
Construction revenue			7,324
Other operating income	65,724	(104,270)	173,774
Deductions Operating revenues	(4,484,379)	(4,378,811)	(4,022,072)
Total net operating income	23,676,967	22,133,561	20,007,239
Transmission
Operating Segment
O&M revenue	7,725,358	7,335,165	6,379,321
Construction revenue	4,161,735	2,960,792	1,494,307
Contract revenue	7,405,486	7,136,080	7,901,256
Other operating income	241,150	415,326	706,006
Deductions Operating revenues	(3,059,095)	(2,932,286)	(2,793,884)
Total net operating income	R$ 16,474,634	R$ 14,915,077	R$ 13,687,006